INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2014
INCOME TAXES [Abstract]
Schedule of Deferred Income Tax Assets

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

                           Estimated NOL

                           Carry-forward      Valuation     Net Tax

      Period Ending           benefit         Allowance     Benefit

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     March 31, 2014            $ 8,400        (8,400)            -

    December 31, 2013            $ -             -               -